                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TD Ameritrade Trust Company
Address: 717 17th Street, Suite 1700
Denver, CO 80202

Form 13F File Number: 28-15163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David Rigsby
Title: Associate General Counsel
Phone: 303-294-5349

Signature, Place, and Date of Signing:

David Rigsby Denver, Colorado March 19, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Table Entry Total:                      45
Form 13F Information Table Value Total:     278,766

List of Other Included Managers:None


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TD Ameritrade Trust Company


Form 13F March 31, 2013
Column 1			Column2			Column 3	Column 4			Column 5		Column 6	Column 7	Column 8

Name of 			Title of 		CUSIP		Value 		Shares/ 	SH/PRN 	PUT/CALL	Investment 	Other Manager	Voting Authority
Issuer				Class					(x$1000)	Prn Amt					Discretion			Sole	Shared	None
BARCLAYS BK PLC			IPATH DYNM VIX		06741L609	7158		174382		SH			Sole				174382
CLAYMORE EXCHANGE TRD FD TR	GUGG CA ENRG INC	18383Q606	50		3244		SH			Sole				3244
CLAYMORE EXCHANGE TRD FD TR	GUGG TIMBER ETF		18383Q879	8322		361359		SH			Sole				361359
ETFS PALLADIUM TR		SH BEN INT		26923A106	45		600		SH			Sole				600
FLEXSHARES TR			IBOXX 3R TARGT		33939L506	16298		637377		SH			Sole				637377
ISHARES INC			MSCI BRAZIL		464286400	1520		27899		SH			Sole				27899
ISHARES TR			BARCLY USAGG B		464287226	11		102		SH			Sole				102
ISHARES TR			BARCLYS 1-3 YR		464287457	1528		18090		SH			Sole				18090
ISHARES TR			BARCLYS 3-7 YR		464288661	7322		59291		SH			Sole				59291
ISHARES TR			BARCLYS INTER GV	464288612	2		18		SH			Sole				18
ISHARES TR			BARCLYS TIPS BD		464287176	8170		67372		SH			Sole				67372
ISHARES TR			COHEN&ST RLTY		464287564	1		13		SH			Sole				13
ISHARES TR			EPRA/NAR DEV R/E	464288489	1289		37758		SH			Sole				37758
ISHARES TR			HIGH YLD CORP		464288513	8013		84929		SH			Sole				84929
ISHARES TR			IBOXX INV CPBD		464287242	11370		94833		SH			Sole				94833
ISHARES TR			MSCI EAFE INDEX		464287465	747		12672		SH			Sole				12672
ISHARES TR			MSCI EMERG MKT		464287234	41		959		SH			Sole				959
ISHARES TR			RUSSELL 2000		464287655	428		4528		SH			Sole				4528
ISHARES TR			RUSSELL1000GRW		464287614	7063		98962		SH			Sole				98962
ISHARES TR			RUSSELL1000VAL		464287598	8943		110182		SH			Sole				110182
ISHARES TR			S&P 500 INDEX		464287200	11015		69999		SH			Sole				69999
ISHARES TR			S&P 500 VALUE		464287408	22664		307099		SH			Sole				307099
ISHARES TR			S&P MIDCAP 400		464287507	26809		232981		SH			Sole				232981
ISHARES TR			S&P NA NAT RES		464287374	1		27		SH			Sole				27
ISHARES TR			S&P SMLCAP 600		464287804	18560		213184		SH			Sole				213184
ISHARES TR			S&P500 GRW		464287309	22812		276908		SH			Sole				276908
PIMCO ETF TR			0-5 HIGH YIELD		72201R783	768		7345		SH			Sole				7345
PIMCO ETF TR			ENHAN SHRT MAT		72201R833	573		5641		SH			Sole				5641
POWERSHARES DB CMDTY IDX TRA	UNIT BEN INT		73935S105	886		32427		SH			Sole				32427
POWERSHARES ETF TRUST II	SENIOR LN PORT		73936Q769	4143		165079		SH			Sole				165079
SELECT SECTOR SPDR TR		SBI INT-ENERGY		81369Y506	108		1362		SH			Sole				1362
SPDR INDEX SHS FDS		DJ INTL RL ETF		78463X863	7310		169963		SH			Sole				169963
SPDR INDEX SHS FDS		GLB NAT RESRCE		78463X541	8938		177809		SH			Sole				177809
SPDR INDEX SHS FDS		S&P CHINA ETF		78463X400	1618		23132		SH			Sole				23132
SPDR SERIES TRUST		BARC CAPTL ETF		78464A474	4191		136295		SH			Sole				136295
SPDR SERIES TRUST		BRCLYS YLD ETF		78464A417	159		3865		SH			Sole				3865
SPDR SERIES TRUST		DB INT GVT ETF		78464A490	5097		82090		SH			Sole				82090
SPDR SERIES TRUST		DJ REIT ETF		78464A607	5158		66444		SH			Sole				66444
VANGUARD INDEX FDS		GROWTH ETF		922908736	808		10419		SH			Sole				10419
VANGUARD INDEX FDS		REIT ETF		922908553	1284		18207		SH			Sole				18207
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US		922042775	27160		585851		SH			Sole				585851
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	4442		47029		SH			Sole				47029
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	7957		185503		SH			Sole				185503
WISDOMTREE TR			EM LCL DEBT FD		97717X867	6621		126038		SH			Sole				126038
WISDOMTREE TRUST		INDIA ERNGS FD		97717W422	1363		75892		SH			Sole				75892